CLAYMORE EXCHANGE-TRADED FUND TRUST
     Guggenheim BulletShares 2012 Corporate Bond ETF (“BSCC”)
Guggenheim BulletShares 2013 Corporate Bond ETF (“BSCD”)
Guggenheim BulletShares 2014 Corporate Bond ETF (“BSCE”)
Guggenheim BulletShares 2015 Corporate Bond ETF (“BSCF”)
Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG”)
Guggenheim BulletShares 2017 Corporate Bond ETF (“BSCH”)
Guggenheim BulletShares 2018 Corporate Bond ETF (“BSCI”)
Guggenheim BulletShares 2019 Corporate Bond ETF (“BSCJ”)
Guggenheim BulletShares 2020 Corporate Bond ETF (“BSCK”)
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (“BSJC”)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (“BSJD”)
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (“BSJE”)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (“BSJF”)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (“BSJG”)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (“BSJH”)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (“BSJI”)
Guggenheim Spin-Off ETF (“CSD”)
Guggenheim Multi-Asset Income ETF (“CVY”)
Guggenheim Mid-Cap Core ETF (“CZA”)
Guggenheim Defensive Equity ETF (“DEF”)
Guggenheim BRIC ETF (“EEB”)
Guggenheim Enhanced Core Bond ETF (“GIY”)
Guggenheim Enhanced Short Duration Bond ETF (“GSY”)
Guggenheim S&P Global Dividend Opportunities Index ETF (“LVL")
Guggenheim Insider Sentiment ETF (“NFO”)
Guggenheim Raymond James SB-1 Equity ETF (“RYJ”)
Wilshire 5000 Total Market ETF (“WFVK”)
Wilshire Micro-Cap ETF (“WMCR”)
Wilshire US REIT ETF (“WREI”)
Wilshire 4500 Completion ETF (“WXSP”)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
     Guggenheim ABC High Dividend ETF (“ABCS”)
Guggenheim S&P Global Water Index ETF (“CGW”)
Guggenheim China Technology ETF (“CQQQ”)
Guggenheim Timber ETF (“CUT”)
Guggenheim Canadian Energy Income ETF (“ENY”)
Guggenheim Airline ETF (“FAA”)
Guggenheim Frontier Markets ETF (“FRN”)
Guggenheim China Small Cap ETF (“HAO”)
Guggenheim International Multi-Asset Income ETF (“HGI”)
Guggenheim Yuan Bond ETF (“RMB”)
Guggenheim Shipping ETF (“SEA”)
Guggenheim Solar ETF (“TAN”)
Guggenheim China Real Estate ETF (“TAO”)
Guggenheim China All-Cap ETF (“YAO”)

Supplement to the currently effective Statement of Additional Information (the “SAI”) for the above-listed Funds:

The first paragraph in the “Management- Trustees and Officers” section of the SAI is hereby deleted and replace with the following:

The general supervision of the duties performed by the Investment Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Board of Trustees currently has six Trustees, five of whom have no affiliation or business connection with the Investment Adviser, the Distributor or any of their affiliated persons and do not own any stock or other securities issued by the Investment Adviser or the Distributor. These are the “non-interested” or “independent” Trustees (“Independent Trustees”). Mr. Donald C. Cacciapaglia is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

The following is hereby added after the Independent Trustees chart in the “Management-Trustees and Officers” section of the SAI:

The Interested Trustee of the Trust, his term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee, and other directorships, if any, held by the Interested Trustee are shown below.

Other
Name,		Term of			Directorships
Address and		Office		Number of	Held by
Year of	Position(s)	and		Portfolios in	Trustee
Birth of	Held	Length	Principal	Fund Complex	During
Interested	with	of Time	Occupation(s) During	Overseen by	the Past
Trustee*	Trust	Served**	Past 5 Years	Trustee	Five Years
Donald C.	Trustee,	Since	Senior Managing Director of Guggenheim Investments;	50	Trustee, Rydex
Cacciapaglia	Chief	2012	President and Chief Executive Officer of Guggenheim Funds		Dynamic Funds,
Year of	Executive		Distributors, LLC and President and Chief Executive Officer of		Rydex ETF
Birth: 1951	Officer		Guggenheim Funds Investment Advisors, LLC (2010 – present);		Trust, Rydex
			Chief Executive officer of funds in the Fund Complex; President		Series Funds
			and Chief Executive Officer of funds in the Rydex fund complex		and Rydex
			(2012-present). Formerly, Chief Operating Officer of Guggenheim		Variable Trust
			Partners Asset Management, LLC (2010 – 2011); Chairman and		(2012-present);
			CEO of Channel Capital Group Inc. and Channel Capital Group		Independent
			LLC (2002-2010); Managing Director of PaineWebber (1996-2002).		Board Member,
Equitrust Life
Insurance
Company,
Guggenheim
Life and Annuity
Company, and
Paragon Life
Insurance
Company of
Indiana
(2011-present)

*	The business address of the Interested Trustee is c/o Guggenheim Funds Investment Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.
**	This is the period for which the Interested Trustee began serving the Trust. Each Trustee serves an indefi- nite term, until his successor is elected.

Mr. Bruce Saxon’s information is hereby removed from the executive officers chart in the “Management- Trustees and Officers” section of the SAI and and replaced with the following:

Name, Address	Position(s)	Term
and Year of	Held	of
Birth of	with	Time	Principal Occupation(s)
Executive Officer*	Trust	Served**	During Past 5 Years
Ann E. Edgeworth	Interim	Since	Director, Foreside Compliance Services, LLC
Year of Birth: 1961	Chief	2012	(2011-present). Formerly, Vice President, State Street
	Compliance		Corporation (2007-2011); Director, Investors Bank &
	Officer		Trust (2004-2007)

The following language is hereby added after the equity securities beneficially owned by the Trustees chart in the “Management- Trustees and Officers” section of the SAI:

Mr. Cacciapaglia does not beneficially own any securities in the Fund Complex.

The first paragraph in the “Management- Trustees and Officers- Board Leadership Structure” section of the SAI is hereby deleted and replaced with the following:

The Board of Trustees currently has six Trustees, five of whom are “independent” and have no affiliation or business connection with the Investment Adviser, the Distributor or any of their affiliated persons and do not own any stock or other securities issued by the Investment Adviser or the Distributor. Mr. Cacciapaglia is an “interested person” of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor. Generally, the Board acts by majority vote of all the Trustees, which includes a majority vote of the Independent Trustees.

The following language is hereby added after the second paragraph in the “Management-Trustees and Officers- Qualifications and Experience of Trustees and Nominees” section of the SAI:

Donald C. Cacciapaglia. Mr. Cacciapaglia has over 25 years of experience in the financial industry and has gained experience in financial, regulatory, distribution and investment matters.

The second paragraph in the “Management- Trustees and Officers- Remuneration of Trustees and Officers” section of the SAI is hereby deleted and replaced with the following:

Officers who are employed by the Investment Adviser and Interested Trustees receive no compensation or expense reimbursements from the Trust.

All references to Mr. Kevin Robinson’s role as Chief Executive Officer of the Claymore Exchange-Traded Fund Trust and the Claymore Exchange-Traded Fund Trust 2 (each a “Trust”) and Mr. Bruce Saxon’s role as Chief Compliance Officer of each Trust are hereby deleted.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

May 30, 2012
ETF-SAI3-MAY12

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